Recently Issued Accounting Standards	12 Months Ended
Dec. 31, 2017
Accounting Changes and Error Corrections [Abstract]
Recently Issued Accounting Standards

Note 3—Recently Issued Accounting Standards

Recently Adopted Accounting Standards

In January 2017, the Company adopted Accounting Standards Update (“ASU”) 2016-09, Compensation – Stock Compensation (Topic 718), Improvements to Employee Share-Based Payment Accounting. ASU 2016-09 changes several aspects of how companies account for share-based payments, including the accounting for income taxes when awards vest or are settled, statutory withholding requirements and forfeitures. As a result of adoption, the Company will reflect forfeitures of share-based payments in the period forfeitures occur.

In September 2015, the Financial Accounting Standards Board (“FASB”) issued ASU 2015-16, Simplifying the Accounting for Measurement-Period Adjustments (“ASU 2015-16”), which requires the acquirer in a business combination to recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. The standard is effective for private entities for fiscal years beginning after December 15, 2016, and interim periods within fiscal years beginning after December 15, 2017. The Company adopted this ASU effective January 2017. Adoption of ASU 2015-16 in 2017 did not have an impact on the Company’s financial statements.

Recent Accounting Standards Issued Not Yet Adopted

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers. This update supersedes most of the existing revenue recognition requirements in GAAP and requires (i) an entity to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services and (ii) requires expanded disclosures regarding the nature, amount, timing and certainty of revenue and cash flows from contracts with customers. The standard will be effective for fiscal years beginning after December 15, 2017, including interim reporting periods within those fiscal years, with early application permitted. The standard allows for either full retrospective adoption, meaning the standard is applied to all periods presented in the financial statements, or modified retrospective adoption, meaning the standard is applied only to the most current period presented. The Company is currently evaluating the impact of this standard on its financial statements and related disclosures. The Company plans to use the modified retrospective method.

In February 2016, the FASB issued ASU 2016-02, Leases. This update applies to any entity that enters into a lease, with some specified scope exemptions. Under this update, a lessee should recognize in the statement of financial position a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. While there were no major changes to the lessor accounting, changes were made to align key aspects with the revenue recognition guidance. This update will be effective for fiscal years beginning after December 15, 2018, including interim reporting periods within those fiscal years, with early application permitted. Entities will be required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. The Company enters into lease agreements to support its operations, such as office space, vehicles, and drilling rigs. This ASU will not impact the accounting or financial presentation of the Company’s mineral leases. The Company is evaluating the impact of the adoption of this guidance on its financial statements.